UNITED STATES
SECRUTIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [ ]; Amendments Number:
This Amendment (Check only one):		[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Maynard Capital Partners, L.L.C.
Address:	5151 Glenwood Avenue
		Raleigh, NC 27612

Form 13F File Number:   28-11043

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		John M. Day
Title:		Managing Partner
Phone:		919-881-5120

Signature,				Place,				and Date of Signing
John M. Day				Raleigh, North Carolina		February 7, 2005

Report Type (Check only one.):

	[X] 13F HOLDINGS REPORT.
	[ ]  13F NOTICE.
	[ ]  13F COMBINATION REPORT.

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FORM13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	10
Form 13F Information Table Value Total:	$188,014

List of Other Included Mangers:
NONE
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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS  CUSIP  (x$1000)   PRN AMT   PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED  NONE

Allmerica Finl Corp     COM           019754100  $29,679    949,720 SH           SOLE                 949,720       0     0
Dean Foods Co New       COM           242370104  $30,079    806,400 SH           SOLE                 806,400       0     0
Dollar Tree Stores Inc  COM           256747106  $38,681    981,500 SH           SOLE                 981,500       0     0
Escalade Inc            COM           296056104     $343     15,000 SH           SOLE                  15,000       0     0
Foot Locker Inc         COM           344849104  $21,624  1,496,500 SH           SOLE               1,496,500       0     0
Horizon Organic Holding COM           44043T103   $4,308    244,500 SH           SOLE                 244,500       0     0
Monterey Pasta Co       COM           612570101     $839     89,000 SH           SOLE                  89,000       0     0
Pepsico Inc             COM           713448108  $10,199    211,594 SH           SOLE                 211,594       0     0
Waste Industries USA IncCOM           941057101   $4,058    569,144 SH           SOLE                 569,144       0     0
Yankee Candle Inc       COM           984757104  $48,204  1,779,400 SH           SOLE               1,779,400       0     0